Inventories - Movements in Inventory Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Beginning balance	$ 104,057	$ 75,892	$ 80,930
Increase in Lower Value	32,926	29,693	(3,650)
Additional Provision Differences of Inventory	455	(161)	330
Increase / Decrease eventual differences and others	0	0	0
Provision Used	(3,670)	(1,367)	(1,718)
Total changes	29,711	28,165	(5,038)
Final balance	$ 133,768	$ 104,057	$ 75,892